Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$33,317,057.67	0.1521327	$6,502,306.36	0.0296909	$26,814,751.31
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$775,167,057.67	0.8067514	$748,352,306.36	0.7788441	$26,814,751.31

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	53.68		52.77
Pool Receivables Balance	$926,332,239.43		$900,793,485.95
Remaining Number of Receivables	59,187		58,566

Adjusted Pool Balance	$905,892,441.63		$881,187,793.78

III. COLLECTIONS

Principal:
Principal Collections	$24,374,404.87
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$244,466.18
Total Principal Collections	$24,618,871.05

Interest:
Interest Collections	$3,926,224.90
Late Fees & Other Charges	$42,321.81
Interest on Repurchase Principal	$-
Total Interest Collections	$3,968,546.71

Collection Account Interest	$4,177.75
Reserve Account Interest	$956.97
Servicer Advances	$-

Total Collections	$28,592,552.48

1of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$28,592,552.48
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$28,592,552.48
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$771,943.53		$771,943.53	$771,943.53
Collection Account Interest					$4,177.75
Late Fees & Other Charges					$42,321.81
Total due to Servicer					$818,443.09

3. Class A Noteholders Interest:
Class A-1 Notes		$11,055.99		$11,055.99
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$959,358.08		$959,358.08	$959,358.08

Available Funds Remaining:					$26,814,751.31

4. Principal Distribution Amount:					$26,814,751.31

		Distributable Amount		Paid Amount
Class A-1 Notes				$26,814,751.31
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		42,831,168.74		$26,814,751.31
Total Noteholders Principal				$26,814,751.31

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,439,797.80
Beginning Period Amount	$20,439,797.80
Current Period Amortization	$834,105.63
Ending Period Required Amount	$19,605,692.17
Ending Period Amount	$19,605,692.17
Next Distribution Date Required Amount	$18,790,375.30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$130,725,383.96	$132,835,487.42	$148,851,904.85
Overcollateralization as a % of Adjusted Pool		14.43%	15.07%	16.89%

2of 3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2010
Distribution Date	12/15/10
Transaction Month	7
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	57,947	98.90%	$890,842,603.39
30 - 60 Days	0.78%	455	0.82%	$7,369,019.92
61 - 90 Days	0.22%	130	0.23%	$2,060,128.18
91 + Days	0.06%	34	0.06%	$521,734.46
		58,566		$900,793,485.95
Total
Delinquent Receivables 61 + days past due	0.28%	164	0.29%	$2,581,862.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	142	0.26%	$2,431,930.91
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	138	0.24%	$2,249,132.87
Three-Month Average Delinquency Ratio	0.25%		0.26%

Repossession in Current Period		53		$728,990.39
Repossession Inventory		70		$1,331,736.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,164,348.61
Recoveries				$(244,466.18)
Net Charge-offs for Current Period				$919,882.43

Beginning Pool Balance for Current Period				$926,332,239.43

Net Loss Ratio				1.19%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.84%

Cumulative Net Losses for All Periods				$3,014,586.59
Cumulative Net Losses as a % of Initial Pool Balance				0.27%

Principal Balance of Extensions				$4,225,307.75
Number of Extensions				221

3of 3